REVENUE (Tables)	3 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue by Segment and Source
The following table summarizes revenues for the three months ended March 31, 2020 and 2019:

	Three Months Ended March 31,
	2020	2019
	(in millions)
Agriculture	$2,244	$2,490
Construction	422	640
Commercial and Specialty Vehicles	2,021	2,414
Powertrain	753	1,036
Eliminations and Other	(447)	(574)
Total Industrial Activities	$4,993	$6,006
Financial Services	489	474
Eliminations and Other	(21)	(23)
Total Revenues	$5,461	$6,457
The following table disaggregates revenues by major source for the three months ended March 31, 2020 and 2019:

	Three Months Ended March 31,
	2020	2019
	(in millions)
Revenues from:
Sales of goods	$4,755	$5,757
Rendering of services and other revenues	156	145
Rents on assets sold with a buy-back commitment	82	104
Revenues from sales of goods and services	4,993	6,006
Finance and interest income	273	288
Rents and other income on operating lease	195	163
Finance, interest and other income	468	451
Total Revenues	$5,461	$6,457